Equity - Authorized Shares and Common Shares Issued and Fully Paid (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Number of shares	50,000,000	50,000,000
Number of common shares issued and fully paid	13,830,769	13,830,769	13,830,769
Amount of common shares issued and fully paid	$ 138	$ 138	$ 138